HEDGING TRANSACTIONS AND DERIVATIVE FINANCIAL INSTRUMENTS - Cash Flow Hedges Included in OCI, AOCI and Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Derivatives Designated and Not Designated as Hedges
Gains (losses) arising during the year	$ 405	$ (194)	$ 165
Derivatives reclassification adjustments recognized in net income	50	10	161
Cash Flow Hedges
Fair Value, Derivatives Designated and Not Designated as Hedges
Gains (losses) arising during the year	428	(89)	127
Derivatives reclassification adjustments recognized in net income	50	10	161
Net operating revenues
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivatives reclassification adjustments recognized in net income	84
Net operating revenues | Foreign currency contracts | Cash Flow Hedges
Fair Value, Derivatives Designated and Not Designated as Hedges
Gains (losses) arising during the year	457	(128)	205
Derivatives reclassification adjustments recognized in net income	84	(3)	218
Cost of goods sold
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivatives reclassification adjustments recognized in net income	17
Cost of goods sold | Foreign currency contracts | Cash Flow Hedges
Fair Value, Derivatives Designated and Not Designated as Hedges
Gains (losses) arising during the year	37	19	17
Derivatives reclassification adjustments recognized in net income	16	14	28
Cost of goods sold | Commodity contracts | Cash Flow Hedges
Fair Value, Derivatives Designated and Not Designated as Hedges
Gains (losses) arising during the year	6	(15)	(4)
Derivatives reclassification adjustments recognized in net income	1	(14)	(2)
Interest expense
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivatives reclassification adjustments recognized in net income	(6)
Interest expense | Foreign currency contracts | Cash Flow Hedges
Fair Value, Derivatives Designated and Not Designated as Hedges
Gains (losses) arising during the year	0	0	0
Derivatives reclassification adjustments recognized in net income	(4)	(4)	(4)
Interest expense | Interest rate contracts | Cash Flow Hedges
Fair Value, Derivatives Designated and Not Designated as Hedges
Gains (losses) arising during the year	(54)
Derivatives reclassification adjustments recognized in net income	(2)
Other income (loss) - net
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivatives reclassification adjustments recognized in net income	(45)
Other income (loss) - net | Foreign currency contracts | Cash Flow Hedges
Fair Value, Derivatives Designated and Not Designated as Hedges
Gains (losses) arising during the year	(18)	35	(91)
Derivatives reclassification adjustments recognized in net income	$ (45)	$ 17	$ (79)